Condensed Statements of Changes in Shareholders' Deficit - USD ($)	Total	Previously Reported [Member]	Private Placement [Member]	Private Placement [Member] Previously Reported [Member]	Public Warrants [Member]	Public Warrants [Member] Previously Reported [Member]	Additional Paid-in Capital	Additional Paid-in Capital Private Placement [Member]	Additional Paid-in Capital Public Warrants [Member]	Accumulated Deficit	Accumulated Deficit Previously Reported [Member]	Common Class B [Member] Common Stock [Member]
Beginning balance at Apr. 21, 2021	$ 0						$ 0			$ 0		$ 0
Beginning Balance (in shares) at Apr. 21, 2021												0
Net income (loss)	(215,218)	$ (215,218)								(215,218)
Remeasurement of Class A ordinary shares to redemption value	(20,543,086)						(15,008,194)			(5,534,892)
Issuance of Class B ordinary shares to Sponsor, Shares												5,750,000
Issuance of Class B ordinary shares to Sponsor	25,000	25,000					24,425			0		$ 575
Surrender of Class B ordinary shares, Shares												(1,437,500)
Surrender of Class B ordinary shares							144					$ (144)
Issuance of Class B ordinary shares, Shares												690,000
Issuance of Class B ordinary shares							(69)					$ (69)
Class of warrants issued during the period value			$ 8,638,500	$ 8,623,539	$ 5,599,799	$ 5,302,580		$ 8,638,500	$ 5,599,799
Fair Value of Underwriter Shares in excess of cost	623,500						623,500
Issuance of Underwriter Shares	500,000						500,000
Issuance costs	(378,105)						(378,105)
Ending Balance (in shares) at Dec. 31, 2021												5,002,500
Ending Balance at Dec. 31, 2021	(5,749,610)	(5,749,610)					0			(5,750,110)		$ 500
Net income (loss)	(162,880)									(162,880)
Ending Balance (in shares) at Mar. 31, 2022												5,002,500
Ending Balance at Mar. 31, 2022	(5,912,490)						0			(5,912,990)		$ 500
Beginning balance at Dec. 31, 2021	(5,749,610)	(5,749,610)					0			(5,750,110)		$ 500
Beginning Balance (in shares) at Dec. 31, 2021												5,002,500
Net income (loss)	983,439									983,439
Remeasurement of Class A ordinary shares to redemption value		$ (2,989,906)									$ (2,989,906)
Ending Balance (in shares) at Dec. 31, 2022												5,002,500
Ending Balance at Dec. 31, 2022	(7,756,077)						0			(7,756,577)		$ 500
Net income (loss)	90,965									90,965
Remeasurement of Class A ordinary shares to redemption value	(2,204,244)									(2,204,244)
Ending Balance (in shares) at Mar. 31, 2023												5,002,500
Ending Balance at Mar. 31, 2023	$ (9,869,356)						$ 0			$ (9,869,856)		$ 500